STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended				90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Statements Of Operations And Comprehensive Income Loss Parenthetical
Non-employee stock compensation expense	$ 40,826	$ 3,000	$ 4,775	$ 94,164	$ 8,694,865